Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Accounts Receivable, Net [Abstract]
Balance at the beginning of the year	$ 109,117	$ 46,774
Provision for doubtful accounts	134,021	62,990
Write off for doubtful account	(93,767)
Foreign currency translation adjustments	1,976	(647)
Balance at end of year	$ 151,347	$ 109,117